Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

21. Commitments and contingencies

Operating lease commitments

The Group has leased office premises under non‑cancellable operating lease agreements. These leases have varying terms and contain renewal rights. Future aggregate minimum lease payments under non‑cancellable operating leases agreements are as follows:

As of
December 31,
2018
RMB
Within one year	26,568
After one year but within two years	20,962
Total	47,530

For the years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses under operating leases of RMB9,898, RMB11,004 and RMB24,518 respectively.

Advertising commitments

The Group has engaged third party service providers for marketing and user traffic acquisitions through various advertising channels. The amount of advertising purchase commitments was RMB546 and RMB17,981 as of December 31, 2017 and 2018, respectively.

Capital and other commitments

The Group did not have significant capital and other commitments as of December 31, 2017 and 2018.

Legal proceedings

The Company and certain of its officers and directors have been named as defendants in a putative securities class action filed on October 25, 2018 in the United States District Court for the Southern District of New York. The pending action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their purchase of the Company’s ADSs pursuant to the Company’s IPO. The plaintiffs alleged that the Company made misstatements and omissions in connection with its IPO in violation of the Securities Act of 1933. On January 10, 2019, the court entered an order appointing lead plaintiffs of this case, and on March 28, 2019, a consolidated amended complaint was filed. The action remains in its preliminary stages, and the Group is currently unable to estimate the possible loss or a possible range of loss.

In addition, from time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. For these legal proceedings, the Group is currently unable to estimate the possible loss or a possible range of loss, if any, but the Group believes that the likelihood for such legal proceedings individually and in the aggregate, when finally resolved, to cause a material impact on the Group’s financial position, result of operations and cash flows to be remote.